Commitments and Contingencies (Tables)	12 Months Ended
Jan. 29, 2012
Future Minimum Aggregate Rental Payments Under Non-Cancelable Operating Leases

Future minimum aggregate rental payments under non-cancelable operating leases as of January 29, 2012 are as follows (amounts in millions):

Fiscal Year	Operating Leases
2012	$126
2013	102
2014	78
2015	54
2016	36
Thereafter	86

Total	$482